Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule deferred tax assets

The composition of the Company’s deferred tax assets as at December 31, 2012 and 2011 are as follows:

	As at December 31, 2012	As at December 31, 2011
	$	$

Net income tax operating loss carry-forward	10,679,267	10,370,029

Statutory federal income tax rate	34%	34%
Effective income tax rate	0%	0%

Deferred tax assets	3,630,951	3,525,810
Less: Valuation allowance	(3,630,951)	(3,525,810)

Net deferred tax asset	—	—